Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2017
Deposits from banks (Tables) [Abstract]
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2017	2016
Demand deposits	1,030,292	898,877
Interbank deposits	2,168,625	588,872
Securities sold under agreements to repurchase	233,467,544	241,978,931
Borrowings	18,521,713	22,165,415
Onlending	30,769,294	36,030,587
Total	285,957,468	301,662,682